TRADE AND OTHER ACCOUNTS PAYABLE, CURRENT AND NON-CURRENT (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TRADE AND OTHER ACCOUNTS PAYABLE, CURRENT AND NON-CURRENT
Trade accounts payable	$ 174,486,806	$ 187,872,116
Withholdings tax	47,693,379	49,857,086
Accounts payable Inamar Ltda.		356,221
Others	16,665,327	20,566,980
Current	238,109,847	257,519,477
Non-current	735,665	1,132,926
Total	$ 238,845,512	$ 258,652,403